Agreements with General Motors - Schedule of Change in the value of derivative agreement (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [abstract]
On initial recognition as at January 30, 2023	$ (348)	$ (33,194)
Gain on change in fair value	138	32,846
As at September 30, 2024	$ (210)	$ (348)